December 31, 2000

Annual Report

The Victory Variable Insurance Funds

The Victory Variable
Insurance Funds
(LOGO) (R)

                              Table of Contents

Portfolio Commentaries                                2

Financial Statements

Schedules of Investments                              5

Statements of Assets and Liabilities                 11

Statements of Operations                             12

Statements of Changes in Net Assets                  13

Financial Highlights                                 14

Notes to Financial Statements                        17

Report of Independent Accountants                    20

Key Asset Management Inc. (KAM), a subsidiary of KeyCorp, is the investment adviser to The Victory Variable Insurance Funds. The Victory Variable Insurance Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. KAM receives a fee for its services from The Victory Variable Insurance Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The Victory Variable Insurance Funds.

NOT FDIC INSURED
Shares of The Victory Variable Insurance Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Key Asset Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

The Victory Variable
Insurance Funds
(LOGO) (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com

Portfolio Commentaries

INVESTMENT QUALITY BOND FUND

For the year ended December 31, 2000, the Victory Variable Insurance Investment Quality Bond Fund's total return was 11.02% compared to the total return of 11.63% of its benchmark (Lehman Brothers' Aggregate Bond Index*). The Fund's total return was adversely affected, primarily by non-treasury sector spreads widening to their greatest levels in 10 years.

   While the Fund's duration was neutral throughout the year, the yield of its portfolio securities averaged approximately 20 basis points higher than its benchmark (this yield does not take into account Fund expenses or gains or losses on securities) and does not represent the income earned or distributions of the Fund. This was accomplished partly by our overweighted position in the corporate bond sector and, to a lesser extent, in asset backed bonds. Currently, we continue to over-weight our position in corporates as spreads have continued to widen.

   During the year, our emphasis was on incorporating higher quality corporate bonds in the portfolio. As we look to the future, we believe spreads will stabilize and duration neutrality will be maintained. We continue to look for relative value opportunities to enhance total return for the benefit of our shareholders.

DIVERSIFIED STOCK FUND

The year 2000 began with a sharp market rally that continued through March, when concerns over rising interest rates and inflated valuation levels in many sectors of the market halted the advance. Volatility persisted throughout the remainder of the year, as rising oil prices and a declining Euro led to preliminary earnings announcements, and fears of a slowing economy evolved. These factors along with concerns over the Technology cycle seemed to transition investor mentality as stock valuations became the overriding factor in the investment decision. Stocks which were priced for perfection began to fall on any hint of negativity, and value stocks outperformed growth for the first time in seven years. The S&P Barra Value Index** returned 6.1% in 2000, while the S&P Barra Growth Index*** declined 22.1%.

   The Victory Variable Insurance Diversified Stock Fund successfully negotiated this changing economic environment and outperformed the S&P 500 Index**** considerably. The Fund was down 1.1% versus a 9.1% decline for the Index. The flexible nature inherent in the Fund was a main driver to its success, as positions were shifted between sectors as necessary to capitalize on the changing nature of the market. Strong performance in the Financial, Consumer Staples, and Energy sectors added to the Fund's return. Within the Financial sector, emphasis was placed on the Insurance industry. Specific Insurance holdings which boosted performance include American International Group, American General, and Metlife, which made its Initial Public Offering in April, 2000. Strong representation in the Health Care Industry also helped performance in fiscal 2000. Cardinal Health, Biomet, and Tenet Healthcare were top performers for the Fund in this industry. Lastly, a double weight in the Energy sector worked very well, as rising oil prices led to strong earnings power for these companies. The market rewarded the Fund's oil service stocks, such as Schlumberger and Transocean Sedco Forex, which were the first to benefit from the rising commodity price.

   As we move into 2001, recent evidence of a slowing economy should increase the likelihood that the Federal Reserve will adopt a neutral to loosening bias toward interest rates sooner rather than later. To capitalize on the market's anticipatory tendencies, we are adding to positions in Capital Goods, Basic Industry, and Technology sectors, and reducing positions in Consumer Cyclicals and Utilities. We have also reduced our positions in the Energy sector, as we feel that the good news of higher earnings expectations has been priced in these stocks. We continue to focus on companies with superior relative valuation characteristics, a compelling catalyst for change, and low investor expectations to help mitigate our entry point risk.

   *The Lehman Brothers Aggregate Bond Index (Lehman Aggregate) is an unmanaged index, generally representative of longer-term (greater than 1 year), investment-grade fixed-income securities. An investor cannot invest directly in an index.

  **The S&P Barra Value Index is an unmanaged index, generally representative of all the stocks in the Standard & Poor's 500 that have lower price-to-book ratios. An investor cannot invest directly in an index.

 ***The S&P Barra Growth Index is an unmanaged index, generally representative of all the stocks in the Standard & Poor's 500 that have higher price-to-book ratios. An investor cannot invest directly in an index.

****The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, generally representative of domestically traded common stocks of mid- to large-size companies. An investor cannot invest directly in an index.

SMALL COMPANY OPPORTUNITY FUND

The financial markets provided its share of twists and turns during the fourth quarter. The intense sector rotation that began in March persisted through the balance of the year. This heightened the need for prudent stock selection with a bias toward companies with reasonable valuations. As the economy began to show signs of a meaningful slowdown and the large bellwether technology companies sounded the earnings warning alarm, investors sought safer ground. Ironically, safer ground was found in the long suffering Small Cap and Mid Cap sectors of the market. Moreover, investors flocked to more traditional value areas of the market. This rewarded small companies in the Energy, Health Care, Financial and Real Estate areas of the market. These sectors were among the best performing groups in the Russell 2000 Index* for both the fourth quarter and the calendar year. While these groups enjoyed a long awaited boost, it was enjoyed at the expense of Technology and Telecommunication issues. These sectors along with consumer cyclicals were the poorest performers during the fourth quarter and the year.

   Performance for the Fund for the year ended December 31, 2000, was 20.97% versus -3.03% for the Russell 2000 Index. The returns for the Fund definitely benefited from the strong move made by holdings in the Health Care and Energy sectors. Similarly, an overweighted posture in both financials and consumer cyclicals also reaped rewards for the Fund during the year. Finally, by maintaining an underweighted position in both Technology and Telecommunication issues versus the benchmark, the Fund was able to avoid the swift declines among those stocks as investors grew wary of the extreme valuations.

*The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Investment Quality Bond Fund

Total Return As of December 31, 2000

  One Year            11.02%

  Since Inception
  7/1/99               7.35%

(Dollars in thousands)

             Investment Quality         Lehman Aggregate

6/30/99      10000                      10000

7/31/99      10030                       9958

8/31/99      10020                       9953

9/30/99      10102                      10068

10/31/99     10092                      10105

11/30/99     10072                      10105

12/31/99     10021                      10056

1/31/2000    10000                      10023

2/29/2000    10133                      10144

3/31/2000    10274                      10278

4/30/2000    10233                      10248

5/31/2000    10212                      10244

6/30/2000    10403                      10457

7/31/2000    10487                      10552

8/31/2000    10624                      10705

9/30/2000    10687                      10772

10/31/2000   10740                      10843

11/30/2000   10911                      11020

12/31/2000   11125                      11225


Past performance is not predictive of future results.

Diversified Stock Fund

Total Return As of December 31, 2000

  One Year            -1.14%

  Since Inception
  7/1/99               0.04%

(Dollars in thousands)

             Diversified Stock          S&P 500

6/30/99      10000                      10000

7/31/99       9730                       9686

8/31/99       9600                       9638

9/30/99       9163                       9373

10/31/99      9434                       9967

11/30/99      9735                      10171

12/31/99     10121                      10768

1/31/2000     9850                      10227

2/29/2000     9669                      10034

3/31/2000    10482                      11015

4/30/2000     9939                      10684

5/31/2000     9858                      10464

6/30/2000     9882                      10722

7/31/2000     9822                      10555

8/31/2000    10518                      11210

9/30/2000    10076                      10619

10/31/2000   10410                      10574

11/30/2000    9681                       9740

12/31/2000   10006                       9788

Past performance is not predictive of future results.

Small Company Opportunity Fund

Total Return As of December 31, 2000

  One Year            20.97%

  Since Inception
  7/1/99              13.17%

(Dollars in thousands)

             Small Company Opportunity  Russell 2000

6/30/99      10000                      10000

7/31/99       9720                       9725

8/31/99       9300                       9365

9/30/99       9082                       9367

10/31/99      9122                       9405

11/30/99      9433                       9755

12/31/99      9957                      11095

1/31/2000     9263                      10917

2/29/2000     9423                      12719

3/31/2000    10326                      11881

4/30/2000    10407                      11166

5/31/2000    10236                      10515

6/30/2000    10770                      11432

7/31/2000    10801                      11064

8/31/2000    11789                      11908

9/30/2000    11560                      11558

10/31/2000   11389                      11042

11/30/2000   10783                       9909

12/31/2000   12045                      10759

Past performance is not predictive of future results.

Graphs reflect investment growth of a $10,000 investment, since inception.

The Lehman Brothers Aggregate Bond Index (Lehman Aggregate) is an unmanaged index, generally representative of longer-term (greater than 1 year), investment-grade fixed-income securities. An investor cannot invest directly in an index.

The Russell 2000 Index (Russell 2000) is an unmanaged index, generally representative of the general performance of domestically traded common stocks of small- to mid-sized companies. An investor cannot invest directly in an index.

The Standard & Poor's 500 Stock Index (S&P 500) is an unmanaged index, generally representative of domestically traded common stocks of mid- to large-size companies. An investor cannot invest directly in an index.

Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return figures set forth above may reflect the waiver of a portion of certain fees since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Fee waivers are voluntary and may be modified or terminated at any time.

Total returns are historical and include the change in share price and reinvestment of dividends and capital gains distributions, if any.

The Small Company Opportunity Fund invests in smaller companies, which carries additional risks including the risk that smaller companies generally have a higher risk of failure.

Fund holdings may change at any time.

The total returns do not reflect the impact of additional expenses which may be borne by contract owners of variable annuity insurance products that own shares of the VVI Funds. If the additional expenses of variable annuity insurance products were, in fact, borne by the VVI Funds, the total returns would be reduced. Contract owners of variable annuity insurance products should reference the financial statements of such products to determine the impact of such additional expenses on the overall total return of their variably annuity insurance product.

THE VICTORY VARIABLE INSURANCE FUNDS                   Schedules of Investments
Investment Quality Bond Fund                                  December 31, 2000

(Amounts in Thousands)

                                           Principal      Market
Security Description                          Amount       Value

  Asset Backed Securities (0.9%)

MBNA Master Credit Card Trust,
  Series 1997-I, Class A,
  6.55%, 1/15/07                                $ 20        $ 20

Total Asset Backed Securities (Cost $20)                      20

  Commercial Paper (11.3%)

Personal Credit Institutions (11.3%):
Associates Corp.,
  6.59%, 1/2/01                                  257         257

Total Commercial Paper (Cost $257)                           257

  Corporate Bonds (25.8%)

Aerospace/Defense (1.9%):
Honeywell International, Inc.,
  6.88%, 10/3/05                                  20          21
Lockheed Martin Corp.,
  8.20%, 12/1/09                                  10          11
United Technology Corp.,
  7.50%, 9/15/29                                  10          10

                                                              42

Banks (0.9%):
Nations Bank Corp.,
  6.50%, 8/15/03                                  20          20

Beverages (1.0%):
Anheuser-Busch Cos., Inc.,
  7.55%, 10/1/30                                  20          22

Chemicals -- General (0.4%):
Dow Chemical Co.,
  7.00%, 8/15/05                                  10          10

Consumer Goods & Services (1.1%)
Procter and Gamble,
  6.88%, 9/15/09                                  25          26

Consumer Products --
  Miscellaneous (0.4%):
Unilever Capital Corp.,
  7.13%, 11/1/10                                  10          10

Electronic & Electrical --
  General (0.4%):
Texas Instruments, Inc.,
  7.00%, 8/15/04                                  10          10

Financial Services (8.7%):
Barclays Bank,
  7.40%, 12/15/09                                  5           5
Citigroup, Inc.,
  6.75%, 12/1/05                                  10          10
Citigroup, Inc.,
  7.25%, 10/1/10                                  45          47
Ford Motor Credit Corp.,
  7.75%, 3/15/05                                  10          10
General Electric Capital Corp.,
  7.38%, 1/19/10                                $ 25        $ 28
Heller Financial, Inc.,
  7.88%, 5/15/03                                   5           5
Household Finance Corp.,
  8.00%, 5/9/05                                   15          16
Household Finance Corp.,
  7.88%, 3/1/07                                   10          10
Merrill Lynch & Co., Inc.,
  7.18%, 2/11/03, MTN                              5           5
Merrill Lynch & Co., Inc.,
  6.00%, 2/12/03                                  20          20
Morgan Stanley Dean Witter,
  7.13%, 1/15/03                                  25          26
Salomon, Inc.,
  6.75%, 2/15/03                                  15          15

                                                             197

Food Distributors, Supermarkets
  & Wholesalers (1.5%):
Albertson's, Inc.,
  6.55% 8/1/04                                    35          34

Insurance (0.9%):
American General Finance,
  7.50%, 8/11/10                                  20          21

Media (0.2%):
Viacom, Inc.,
  7.70%, 7/30/10                                   5           5

Oil-Integrated Companies (2.7%):
Amerada Hess Corp.,
  7.79%, 10/1/29                                  15          16
Atlantic Richfield,
  5.55%, 4/15/03                                  30          30
Conoco, Inc.,
  6.95%, 4/15/29                                  15          15

                                                              61

Retail (0.5%):
Target Corp.,
  7.50%, 8/15/10                                  10          11

Retail -- Specialty Stores (1.4%):
Lowes Cos., Inc.,
  8.25%, 6/1/10                                   30          32

Telecommunications (1.1%):
GTE Corp.,
  6.84%, 4/15/18                                  15          14
WorldCom, Inc.,
  7.88%, 5/15/03                                  10          10

                                                              24

Telecommunications -- Equipment (0.4%):
Marconi Corp.,
  8.38%, 9/15/30                                  10           9

                      See notes to financial statements.

THE VICTORY VARIABLE INSURANCE FUNDS        Schedules of Investments--continued
Investment Quality Bond Fund                                  December 31, 2000

(Amounts in Thousands)

                                              Principal     Market
Security Description                           Amount       Value

Telecommunications -- Services
  & Equipment (1.6%):
Vodafone Airtouch PLC,
  7.75%, 2/15/10                                $ 35        $ 36

Utilities -- Electric (0.7%):
Duke Energy Corp.,
  7.38%, 3/1/10                                   15          16

Total Corporate Bonds (Cost $564)                            586

  U.S. Government Agencies (6.6%)

Federal Home Loan Bank (2.2%):
6.00%, 11/15/01                                   50          50

Federal Home Loan
  Mortgage Corp. (2.5%):
5.00%, 1/15/04                                    26          26
7.00%, 3/15/10                                    30          31

                                                              57

Federal National Mortgage
  Association (1.9%):
7.00%, 7/15/05                                    20          21
7.25%, 1/15/10                                    19          21

                                                              42

Total U.S. Government Agencies (Cost $142)                   149

  U.S. Government Mortgage Backed (9.5%)

Federal Home Loan
  Mortgage Corp. (4.7%):
6.25%, 9/15/23                                    46          46
6.50%, 9/1/28                                     17          17
6.50%, 2/1/29                                     22          22
7.50%, 11/1/29                                    22          22

                                                             107

Federal Home Loan Mortgage
  Corporation (1.3%):
7.00%, 7/1/29                                     29          29

Federal National Mortgage
  Association (3.0%):
10.50%, 1/1/09                                    24          25
8.00%, 6/1/12                                     29          30
6.50%, 12/1/28                                    14          14

                                                              69

Government National Mortgage
  Assoc. (0.5%):
  7.50%, 11/15/28                                 11          11

Total U.S. Government Mortgage Backed (Cost $212)            216

  U.S. Treasury Obligations (44.0%)

U.S. Treasury Bonds (9.7%):
10.63%, 8/15/15                                 $  8      $   12
7.50%, 11/15/16                                   27          33
8.75%, 8/15/20                                    36          49
8.00%, 11/15/21                                   20          26
7.13%, 2/15/23                                    30          36
6.13%, 8/15/29                                    59          64

                                                             220

U.S. Treasury Notes (34.3%):

5.88%, 10/31/01                                    1           1
6.38%, 8/15/02                                    40          41
5.75%, 4/30/03                                    74          75
5.88%, 11/15/04                                  354         364
5.75%, 11/15/05                                   15          15
7.00%, 7/15/06                                    40          44
6.00%, 8/15/09                                   137         144
5.75%, 8/15/10                                    89          93

                                                             777

Total U.S. Treasury Obligations (Cost $963)                  997

Total Investments (Cost $2,158) (a) -- 98.1%               2,225

Other assets in excess of liabilities -- 1.9%                 44

TOTAL NET ASSETS -- 100.0%                                $2,269

(a) Represents aggregate cost for federal income tax purposes and is substantially the same as the identified cost and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation                                  $67

    Unrealized depreciation                                   --

    Net unrealized appreciation                              $67

MTN -- Medium Term Note

                      See notes to financial statements.

THE VICTORY VARIABLE INSURANCE FUNDS                   Schedules of Investments
Diversified Stock Fund                                        December 31, 2000

(Amounts in Thousands, Except Shares)

                                           Shares or
                                           Principal     Market
Security Description                       Amount        Value

  Commercial Paper (4.6%)

Associates Corp., 6.59%, 1/2/01            $   595     $   595

Total Commercial Paper (Cost $595)                         595

  Common Stocks (96.2%)

Aerospace/Defense (3.5%):
Honeywell International, Inc.                5,200         246
Raytheon Co., Class B                        6,500         202

                                                           448

Aluminum (2.4%):
Alcoa, Inc.                                  9,112         305

Automotive Parts (2.9%):
Eaton Corp.                                  1,900         143
TRW, Inc.                                    6,000         232

                                                           375

Banks (6.4%):
Bank of America Corp.                        5,300         243
First Union Corp.                            5,000         139
Mellon Financial Corp.                       4,600         226
SunTrust Banks, Inc.                         3,300         208

                                                           816

Biotechnology (1.2%):
Chiron Corp. (b)                             3,400         151

Computers & Peripherals (4.7%):
Dell Computer Corp. (b)                      4,000          70
International Business Machines Corp.        5,000         424
Unisys Corp. (b)                             7,500         110

                                                           604

Cosmetics & Toiletries (1.5%):
Kimberly-Clark Corp.                         2,800         198

Electronic & Electrical -- General (1.3%):
Texas Instruments, Inc.                      3,500         166

Electronics (2.2%):
Parker-Hannifin Corp.                        4,500         199
Thermo Electron Corp. (b)                    2,900          86

                                                           285

Entertainment (1.4%):
Walt Disney Co.                              6,000         174

Financial Services (5.3%):
Citigroup, Inc.                              4,732         242
Franklin Resources, Inc.                     5,000         191
MBNA Corp.                                   6,900         254

                                                           687

Food Processing & Packaging (0.8%):
Quaker Oats Co.                              1,075         105

Forest Products -- Lumber & Paper (1.7%):
Bowater, Inc.                                1,550     $    87
International Paper Co.                      3,100         127

                                                           214

Health Care (1.3%):
HCA-The Healthcare Co.                       1,800          79
Medtronic, Inc.                              1,500          91

                                                           170

Heavy Machinery (7.2%):
Caterpillar, Inc.                            8,500         403
Deere & Co.                                  5,500         252
Ingersoll-Rand Co.                           6,125         256

                                                           911

Insurance -- Multi-Line (5.7%):
American General Corp.                       2,500         204
American International Group, Inc.           2,877         283
Lincoln National Corp.                       1,100          52
Progressive Corp.                            1,800         187

                                                           726

Insurance -- Property, Casualty,
  Health (1.8%):
Chubb Corp.                                  1,300         112
St. Paul Cos., Inc.                          2,200         120

                                                           232

Internet Service Provider (2.4%):
America Online, Inc. (b)                     9,000         313

Manufacturing-Diversified (1.3%):
Textron, Inc.                                3,500         163

Medical Services (0.7%):
Tenet Healthcare Corp.                       2,100          93

Medical Supplies (0.8%):
Biomet, Inc.                                 2,700         107

Metals-Fabrication (0.4%):
Kennametal, Inc.                             1,950          57

Oil & Gas Exploration, Production
  & Services (2.5%):
Enron Corp.                                    900          75
Noble Affiliates, Inc.                       2,675         123
Transocean Sedco Forex, Inc.                 2,732         126

                                                           324

Oil-Integrated Companies (1.9%):
Unocal Corp.                                 4,500         174
USX-Marathon Group, Inc.                     2,600          72

                                                           246

Oilfield Services & Equipment (3.3%):
Halliburton Co.                              4,500         163
Schlumberger Ltd.                            3,300         264

                                                           427

                      See notes to financial statements.

THE VICTORY VARIABLE INSURANCE FUNDS        Schedules of Investments--continued
Diversified Stock Fund                                        December 31, 2000

(Amounts in Thousands, Except Shares)

                                                        Market
Security Description                        Shares       Value

Pharmaceuticals (8.3%):
Abbott Laboratories                          3,025     $   147
American Home Products Corp.                 2,600         165
Bristol-Myers Squibb Co.                     3,600         266
Cardinal Health, Inc.                        1,000         100
GlaxoSmithKline PLC                          6,828         382

                                                         1,060

Retail (2.0%):
Target Corp.                                 8,000         258

Retail -- Specialty Stores (2.2%):
Lowe's Cos., Inc.                            6,500         289

Semiconductors (4.6%):
Altera Corp. (b)                             6,500         171
Intel Corp.                                  6,500         195
LSI Logic Corp. (b)                         13,500         231

                                                           597

Software & Computer Services (5.1%):
Microsoft Corp. (b)                          7,000         303
Parametric Technology Corp. (b)             16,000         215
SunGard Data Systems, Inc. (b)               2,900         137

                                                           655

Telecommunications -- Equipment (5.4%):
General Motors, Class H                      1,800          41
Motorola, Inc.                              27,000         547
Nortel Networks Corp., ADR                   3,500         112

                                                           700

Utilities-Electric (0.7%):
Duke Energy Corp.                            1,100          94

Utilities -- Telecommunications (3.3%):
AT&T Corp.                                   7,000         121
CenturyTel, Inc.                             4,500         161
WorldCom, Inc. (b)                          10,500         148

                                                           430


Total Common Stocks (Cost $12,402)                      12,380

Total Investments (Cost $12,997) (a) -- 100.8%          12,975

Liabilities in excess of other assets -- (0.8)%          (109)

TOTAL NET ASSETS -- 100.0%                             $12,866

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $29. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows (amounts in thousands):

    Unrealized appreciation                            $ 1,525

    Unrealized depreciation                             (1,576)

    Net unrealized depreciation                        $   (51)

(b) Non-income producing security.

ADR -- American Depository Receipt

                      See notes to financial statements.

THE VICTORY VARIABLE INSURANCE FUNDS                   Schedules of Investments
Small Company Opportunity Fund                                December 31, 2000

(Amounts in Thousands, Except Shares)

                                          Shares or
                                          Principal      Market
Security Description                      Amount         Value

  Commercial Paper (9.5%)

Associates Corp., 6.59%, 1/2/01             $  222      $  222

Total Commercial Paper (Cost $222)                         222

  Common Stocks (90.4%)

Aerospace/Defense (0.9%):
Triumph Group, Inc. (b)                        500          21

Aerospace/Defense Equipment (0.9%):
Curtiss-Wright Corp.                           450          21

Airlines (1.0%):
Mesaba Holdings, Inc. (b)                    1,850          23

Apparel (1.8%):
Gildan Activewear, Inc., Class A (b)         1,075          42

Apparel/Footwear (2.3%):
Timberland Co. (b)                             800          54

Automotive Parts (1.1%):
Borg-Warner Automotive, Inc.                   650          26

Banks (6.0%):
Chittenden Corp.                               600          18
GBC Bancorp                                    625          24
Greater Bay Bancorp                            900          37
Mercantile Bankshares Corp.                    825          36
Provident Financial Group, Inc.                675          25

                                                           140

Building Materials (6.2%):
ABM Industries, Inc.                           975          30
D.R. Horton, Inc.                            1,962          47
Dycom Industries, Inc. (b)                     550          20
Genlyte Group, Inc. (b)                        925          22
LSI Industries, Inc.                           191           4
NCI Building Systems, Inc. (b)               1,200          23

                                                           146

Chemicals (1.5%):
Cambrex Corp.                                  750          34

Chemicals -- Specialty (0.9%):
OM Group, Inc.                                 400          22

Commercial Services (1.1%):
NCO Group, Inc. (b)                            850          26

Communications Equipment (0.9%):
DMC Stratex Networks, Inc. (b)               1,400          21

Computers & Peripherals (1.8%):
Affiliated Computer Services, Inc. (b)         700          42

Conglomerates (0.3%):
Quixote Corp.                                  400           7

Consulting Services (1.4%):
Maximus, Inc. (b)                              925          32

Data Processing/Management (0.6%):
Group 1 Software, Inc. (b)                   1,175          13

Distribution/Wholesale (2.0%):
Advanced Marketing Services, Inc.            1,575      $   27
United Stationers, Inc. (b)                    825          20

                                                            47

Electronic & Electrical -- General (0.9%):
CTS Corp.                                      550          20

Electronic Components/Instruments (4.1%):
APW Ltd. (b)                                   700          24
C&D Technologies, Inc.                       1,000          43
Technitrol, Inc.                               700          29

                                                            96

Engineering, Industrial Construction (1.0%):
MasTec, Inc. (b)                               600          12
URS Corp. (b)                                  750          11

                                                            23

Financial & Insurance (1.2%):
Triad Guaranty, Inc. (b)                       850          28

Financial Services (3.5%):
AmeriCredit Corp. (b)                        1,350          36
DVI, Inc. (b)                                1,150          20
Southwest Securities Group, Inc.               950          25

                                                            81

Food Products (1.2%):
Michael Foods, Inc.                            900          27

Home Furnishings (1.2%):
Furniture Brands International, Inc. (b)     1,300          27

Human Resources (1.3%):
On Assignment, Inc. (b)                      1,100          31

Insurance -- Life (1.0%):
Delphi Financial Group (b)                     600          23

Machine-Diversified (1.0%):
Thomas Industries, Inc.                      1,050          24

Medical -- Hospital Services (1.9%):
Universal Health Services, Inc. (b)            400          45

Medical Equipment & Supplies (1.9%):
Cooper Cos., Inc.                            1,100          44

Medical -- Drugs (4.7%):
Alpharma, Inc., Class A                        525          23
Barr Laboratories, Inc. (b)                    700          52
Medicis Pharmaceutical, Class A (b)            600          35

                                                           110

Metals -- Fabrication (0.9%):
Mueller Industries, Inc. (b)                   750          20

                      See notes to financial statements.

THE VICTORY VARIABLE INSURANCE FUNDS        Schedules of Investments--continued
Small Company Opportunity Fund                                December 31, 2000

(Amounts in Thousands, Except Shares)

                                                        Market
Security Description                        Shares      Value

Networking Products (2.0%):
Anixter International, Inc. (b)              1,200      $   26
Cable Design Technologies Corp. (b)          1,275          21

                                                            47

Oil & Gas Exploration,
  Production & Services (7.0%):
Cross Timbers Oil Co.                        1,500          43
Houston Exploration Co. (b)                  1,000          38
Noble Affiliates, Inc.                         550          25
St Mary Land & Exploration Co.                 900          30
Vintage Petroleum, Inc.                      1,350          29

                                                           165

Physical Therapy (1.1%):
Rehabcare Group, Inc. (b)                      500          26

Real Estate Investment Trusts (4.5%):
Amli Residential Properties Trust            1,125          28
Bedford Property Investors, Inc.             1,300          26
Cousins Properties, Inc.                     1,075          30
National Golf Properties, Inc.               1,025          21

                                                           105

Restaurants (0.8%):
O'Charley's, Inc. (b)                        1,000          18

Retail -- Apparel (0.9%):
Men's Wearhouse, Inc. (b)                      750          20

Retail -- Discount (2.0%):
BJ's Wholesale Club, Inc. (b)                1,225          47

Retail -- Specialty Stores (1.2%):
Barnes & Noble, Inc. (b)                     1,100          29

Savings & Loans (6.8%):
Andover Bancorp, Inc.                          500          17
Downey Financial Corp.                         850          47
FirstFed Financial Corp. (b)                   700          23
ITLA Capital Corp. (b)                         900          17
PFF Bancorp, Inc.                            1,000          21
Roslyn Bancorp, Inc.                         1,300          36

                                                           161

Semiconductors (1.5%):
Actel Corp. (b)                              1,000      $   24
General Semiconductor, Inc. (b)              1,950          12

                                                            36

Steel Producers (1.1%):
Reliance Steel & Aluminum Co.                1,050          26

Technology -- Photo & Imaging (1.1%):
Zebra Technologies Corp., Class A (b)          600          24

Telecommunications -- Equipment (1.6%):
Anaren Microwave, Inc. (b)                     550          37

Trucking & Leasing (2.3%):
Forward Air Corp. (b)                          900          34
USFreightways Corp.                            675          20

                                                            54

Total Common Stocks (Cost $1,639)                        2,111

Total Investments (Cost $1,861) (a) -- 99.9%             2,333

Other assets in excess of liabilities -- 0.1%                3

TOTAL NET ASSETS -- 100.0%                              $2,336

(a) Represents aggregate cost for federal income tax purposes and is substantially the same as the identified cost and differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation                              $563

    Unrealized depreciation                               (91)

    Net unrealized appreciation                          $472

(b) Non-income producing security.

                      See notes to financial statements.

Statements of Assets and Liabilities
The Victory Variable Insurance Funds                          December 31, 2000

(Amounts in Thousands, Except Per Share Amounts)



                                                                       Investment             Diversified           Small Company
                                                                         Quality                 Stock               Opportunity
                                                                        Bond Fund                Fund                   Fund

ASSETS:
Investments, at value (Cost $2,158; $12,997 & $1,861)                     $2,225                $12,975                $2,333
Cash                                                                           7                      5                     5
Dividends and interest receivable                                             31                     12                     1
Receivable from affiliates                                                    15                     10                     7
Receivable for capital shares issued                                           4                     --                     1
Receivable from brokers for investments sold                                  29                    174                     1

         Total Assets                                                      2,311                 13,176                 2,348

LIABILITIES:
Payable for securities purchased                                              30                    279                    --
Accrued expenses and other payables:
     Custodian fees                                                            3                      3                     2
     Accounting fees                                                           1                      1                     1
     Transfer agent fees                                                       1                      1                     1
     Contract owner service fees                                               1                      6                     1
     Other                                                                     6                     20                     7

         Total Liabilities                                                    42                    310                    12

NET ASSETS:
Capital                                                                    2,212                 12,867                 1,972
Undistributed net investment income                                            1                      2                    --
Net unrealized appreciation/depreciation from investments                     67                    (22)                  472
Accumulated undistributed net realized gains (losses)
  from investment transactions                                               (11)                    19                  (108)

         Net Assets                                                       $2,269                $12,866                $2,336

Outstanding units of beneficial interest (shares)                            222                  1,304                   196
Net asset value
     Offering and Redemption price per share                              $10.24                $  9.87                $11.91


                                  Continued

Statements of Operations
The Victory Variable Insurance Funds       For the Year Ended December 31, 2000

(Amounts in Thousands)



                                                                       Investment             Diversified           Small Company
                                                                         Quality                 Stock               Opportunity
                                                                        Bond Fund                Fund                   Fund

Investment Income:
Dividend income                                                           $ --                   $  93                   $ 14
Interest income                                                            132                      45                     10

     Total Income                                                          132                     138                     24

Expenses:
Investment advisory fees                                                     4                      24                      6
Contract owner servicing fees                                                4                      16                      3
Administration fees                                                          1                       4                      1
Accounting fees                                                             50                      39                     40
Custodian fees                                                              18                      18                     11
Legal and audit fees                                                        17                      75                     16
Transfer agent fees                                                          5                       5                      5
Trustees' fees                                                               5                      25                      5
Printing and other fees                                                      1                       8                      1

     Total Expenses                                                        105                     214                     88

Expenses voluntarily reduced                                                (4)                    (24)                    (6)

     Expenses before reimbursement from distributor                        101                     190                     82
     Expenses reimbursed                                                   (89)                   (129)                   (68)

     Total Expenses                                                         12                      61                     14

Net Investment Income                                                      120                      77                     10

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions                    (1)                     38                    (82)
Change in unrealized appreciation/depreciation from investments             94                    (201)                   432

Net realized/unrealized gains (losses) from investments:                    93                    (163)                   350

Change in net assets resulting from operations                            $213                   $ (86)                  $360


                      See notes to financial statements.

The Victory Variable Insurance Funds        Statements of Changes in Net Assets

(Amounts in Thousands)



                                                 Investment                     Diversified                  Small Company
                                                   Quality                         Stock                      Opportunity
                                                  Bond Fund                        Fund                          Fund

                                            Year         Six Months        Year        Six Months        Year         Six Months
                                            Ended           Ended          Ended          Ended          Ended          Ended
                                        December 31,    December 31,   December 31,   December 31,    December 31,   December 31,
                                            2000           1999<F1>      2000            1999<F1>        2000           1999<F1>

From Investment Activities:
Operations:
     Net investment income                  $  120         $   34        $    77         $   14          $   10         $    4
     Net realized gains/(losses) from
       investment transactions                  (1)            (9)            38            (19)            (82)           (26)
     Net change in unrealized
       appreciation/depreciation
       from investments                         94            (27)          (201)           179             432             40

Change in net assets resulting
  from operations                              213             (2)           (86)           174             360             18

Distributions to Shareholders:
     From net investment income               (123)           (31)           (75)           (14)            (10)            (4)
     Tax return of capital                      --             --             --             --              --             (2)

Change in net assets from
  distributions to shareholders               (123)           (31)           (75)           (14)            (10)            (6)

Capital Transactions:
     Proceeds from shares issued               704          1,749          9,280          3,906             664          1,351
     Dividends reinvested                      123             31             74             14              10              6
     Cost of shares redeemed                  (377)           (18)          (328)           (79)            (57)            --

Change in net assets from
  capital transactions                         450          1,762          9,026          3,841             617          1,357

Change in net assets                           540          1,729          8,865          4,001             967          1,369

Net Assets:
     Beginning of period                     1,729             --          4,001             --           1,369             --

     End of period                          $2,269         $1,729        $12,866         $4,001          $2,336         $1,369

Share Transactions:
     Issued                                     72            175            931            404              62            137
     Reinvested                                 12              3              8              1               1              1
     Redeemed                                  (38)            (2)           (32)            (8)             (5)            --

Change in shares                                46            176            907            397              58            138


<F1> For the period from July 1, 1999 (commencement of operations) through
     December 31, 1999.



                      See notes to financial statements.

The Victory Variable Insurance Funds                       Financial Highlights

(For a Share Outstanding Throughout Each Period)



                                                                                                   Investment Quality
                                                                                                        Bond Fund

                                                                                             Year                      Six Months
                                                                                             Ended                        Ended
                                                                                          December 31,                 December 31,
                                                                                             2000                        1999<F2>

Net Asset Value, Beginning of Period                                                         $ 9.80                    $10.00

Investment Activities
     Net investment income                                                                     0.59                      0.24
     Net realized and unrealized gains (losses) from investments                               0.46                     (0.22)

         Total from Investment Activities                                                      1.05                       0.02

Distributions:
     Net investment income                                                                    (0.61)                    (0.22)

         Total Distributions                                                                  (0.61)                    (0.22)

Net Asset Value, End of Period                                                               $10.24                    $ 9.80

Total Return                                                                                  11.02%                     0.21%<F3>

Ratios/Supplemental Data:
Net Assets, End of Period (000)                                                              $2,269                    $1,729
Ratio of expenses to average net assets                                                        0.64%                     0.60<F4>
Ratio of net investment income to average net assets                                           6.09%                     5.41%<F4>
Ratio of expenses to average net assets<F1>                                                    5.38%                     8.90%<F4>
Ratio of net investment income to average net assets<F1>                                       1.35%                    (2.89)%<F4>
Portfolio turnover rate                                                                         288%                      191%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> For the period from July 1, 1999 (commencement of operations) through December 31, 1999.

<F3> Not annualized.

<F4> Annualized.



                      See notes to financial statements.

The Victory Variable Insurance Funds                       Financial Highlights

(For a Share Outstanding Throughout Each Period)


                                                                                                       Diversified
                                                                                                       Stock Fund

                                                                                             Year                    Six Months
                                                                                             Ended                      Ended
                                                                                         December 31,               December 31,
                                                                                             2000                      1999<F2>

Net Asset Value, Beginning of Period                                                        $ 10.07                    $10.00

Investment Activities
     Net investment income                                                                     0.09                      0.05
     Net realized and unrealized gains (losses) from investments                              (0.20)                     0.07

         Total from Investment Activities                                                     (0.11)                     0.12

Distributions:
     Net investment income                                                                    (0.09)                    (0.05)

         Total Distributions                                                                  (0.09)                    (0.05)

Net Asset Value, End of Period                                                              $  9.87                    $10.07

Total Return (excludes sales charge)                                                          (1.14)%                    1.21%<F3>

Ratios/Supplemental Data:
Net Assets, End of Period (000)                                                             $12,866                    $4,001
Ratio of expenses to average net assets                                                        0.79%                     0.78%<F4>
Ratio of net investment income to average net assets                                           0.98%                     1.30%<F4>
Ratio of expenses to average net assets<F1>                                                    2.76%                     6.98%<F4>
Ratio of net investment income to average net assets<F1>                                      (0.99)%                   (4.90)%<F4>
Portfolio turnover rate                                                                          50%                       10%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> For the period from July 1, 1999 (commencement of operations) through December 31, 1999.

<F3> Not annualized.

<F4> Annualized.



                      See notes to financial statements.

The Victory Variable Insurance Funds                       Financial Highlights

(For a Share Outstanding Throughout Each Period)



                                                                                                      Small Company
                                                                                                    Opportunity Fund

                                                                                             Year                     Six Months
                                                                                             Ended                       Ended
                                                                                          December 31,                December 31,
                                                                                             2000                       1999<F2>

Net Asset Value, Beginning of Period                                                         $ 9.90                     $10.00

Investment Activities
     Net investment income                                                                     0.06                      0.03
     Net realized and unrealized gains (losses) from investments                               2.01                     (0.08)

         Total from Investment Activities                                                      2.07                     (0.05)

Distributions:
     Net investment income                                                                    (0.06)                    (0.03)
     Return of capital                                                                        --                        (0.02)

         Total Distributions                                                                  (0.06)                    (0.05)

Net Asset Value, End of Period                                                               $11.91                    $ 9.90

Total Return (excludes sales charge)                                                          20.97%                    (0.43)%<F3>

Ratios/Supplemental Data:
Net Assets, End of Period (000)                                                              $2,336                    $1,369
Ratio of expenses to average net assets                                                        0.77%                     0.75%<F4>
Ratio of net investment income to average net assets                                           0.59%                     0.72%<F4>
Ratio of expenses to average net assets<F1>                                                    5.02%                     9.63%<F4>
Ratio of net investment income to average net assets<F1>                                      (3.66)%                   (8.16)%<F4>
Portfolio turnover rate                                                                          34%                        9%


<F1> During the period, certain fees were voluntarily reduced.  If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> For the period from July 1, 1999 (commencement of operations) through December 31, 1999.

<F3> Not annualized.

<F4> Annualized.



                      See notes to financial statements.

                                                  Notes to Financial Statements
The Victory Variable Insurance Funds                          December 31, 2000

1.   Organization:

     The Victory Variable Insurance Funds (the "Trust") was organized as a Delaware business trust on February 11, 1998. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of three active funds: the Investment Quality Bond Fund, the Diversified Stock Fund and the Small Company Opportunity Fund (collectively, the "Funds"). Each of these Funds offers a single class of shares: Class A Shares.

     The Investment Quality Bond Fund seeks to provide a high level of income. The Diversified Stock Fund seeks to provide long term growth of capital. The Small Company Opportunity Fund seeks to provide capital appreciation.

2.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments in the Funds are valued at their market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded or on the basis of valuation procedures approved by the Board of Trustees. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments held by the Funds are reflected as either unrealized appreciation or depreciation.

     Securities Transactions and Related Income:

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Dividends to Shareholders:

     Dividends from net investment income are declared and paid monthly for the Investment Quality Bond Fund. Dividends from net investment income are declared and paid quarterly for the Diversified Stock Fund and the Small Company Opportunity Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     Federal Income Taxes:

     It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

     Other:

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or other appropriate basis.

     In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires investment companies to amortize premiums and accrete discounts on fixed income securities. The Funds currently do not amortize premiums or accrete discounts in all cases. Upon adoption, the Funds will be required to record a cumulative effect adjustment to conform with accounting principles generally accepted in the United States of America. The effect of this adjustment will be to either increase or decrease net investment income with an offsetting decrease or increase on unrealized appreciation (depreciation) of securities. This adjustment will, therefore, have no effect on the net assets of the Funds. At this time, the Funds have not completed their analysis of the impact of this accounting change.

                                  Continued

The Victory Variable Insurance Funds                          December 31, 2000

3.   Purchases and Sales of Securities:

     Purchases and sales of securities (excluding short-term securities) for the year ended December 31,2000 were as follows (amounts in thousands):

                                                 Purchases      Sales

Investment Quality Bond Fund                     $  5,592       $5,124

Diversified Stock Fund                             12,455        3,603

Small Company Opportunity Fund                      1,104          553

4.   Related Party Transactions:

     Investment advisory services are provided to the Funds by Key Asset Management, Inc. ("the Adviser"), a wholly owned subsidiary of KeyCorp. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. KeyTrust Company of Ohio, N.A., a subsidiary of KeyCorp and an affiliate of the Adviser, serving as custodian for the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

     Key and its affiliated brokerage and banking companies also serve as a Shareholder Servicing Agent for the Funds. As such, Key and its affiliates provide support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, Key and its affiliates may receive a fee of up to 0.20% of the average daily net assets of the Funds.

     BISYS Fund Services (the "Administrator" or the "Distributor"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator and distributor to the Funds. Certain officers of the Funds are affiliated with BISYS. Such officers receive no direct payments or fees from the Funds for serving as officers.

     Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.05% of each Fund's average daily net assets. Pursuant to a Sub-Administration agreement, the Administrator, and not the Trust, pays the Advisor a fee of up to 0.05% of each Fund's average daily net assets to perform some of the administrative duties of the Funds.

     BISYS Fund Services, Ohio Inc., an affiliate of BISYS, serves the Funds as Mutual Fund Accountant. Under the terms of the Fund Accounting Agreement, the fee is based on a percentage of the average daily net assets of the Funds with a minimum monthly fee of $2,500 per Fund.

     Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

     Additional information regarding related party transactions is as follows for the year ended December 31, 2000 (fee amounts in thousands):

                                    Investment Advisory Fees

                                    Maximum
                                    Percentage
                                    of Average   Voluntary
                                    Daily        Fee
                                    Net Assets   Reductions

Investment Quality Bond Fund        0.20%        $ 4

Diversified Stock Fund              0.30%         24

Small Company Opportunity Fund      0.30%          6

                                  Continued

The Victory Variable Insurance Funds                          December 31, 2000

5.   Federal Income Tax Information (Unaudited):

     For the year ended December 31, 2000, the Funds' most recent fiscal year end for federal income tax purposes, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

                                    Qualified Dividend Income

Investment Quality Bond Fund           -- %

Diversified Stock Fund               83.27%

Small Company Opportunity Fund      100.00%

     As of December 31, 2000, for Federal income tax purposes, the Funds have the following capital loss carryforwards available to offset future capital gains (amounts in thousands):

                                    Amount                Expires

Investment Quality Bond Fund        $ 6                   2007

Investment Quality Bond Fund          5                   2008

Small Company Opportunity Fund        6                   2007

Small Company Opportunity Fund       58                   2008

     Capital and foreign currency losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Small Company Opportunity Fund has incurred, and will elect to defer a capital loss of $43 (amount in thousands).

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of The Victory Variable Insurance Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Investment Quality Bond Fund, Diversified Stock Fund, and Small Company Opportunity Fund (three portfolios constituting The Victory Variable Insurance Funds) (hereafter referred to as the "Funds") at December 31, 2000, the results of each of there operations for the year then ended, the changes in each of their net assets for the periods presented and the financial highlights for each of periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation and verification by examination of securities at December 31, 2000, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Columbus, Ohio
February 21, 2001

The Victory Funds
127 Public Square
OH-01-27-1612
Cleveland, Ohio 44114

                                                         PRESORTED
                                                         STANDARD
                                                      US POSTAGE PAID
                                                       CLEVELAND, OH
                                                      PERMIT No. 1535

The Victory Variable
Insurance Funds
(LOGO) (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com

1AR-VVIF 2/01